SHARE-BASED PAYMENTS (Details 3) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)
Share-based Payments
Fair value at the measurement date	$ 2,400	¥ 16,209	$ 70	¥ 449
Expected volatility	93.50%	93.50%	93.67%	93.67%
Risk-free interest rate	3.16%	3.16%	0.19%	0.19%
Expected life	3 years	3 years	2 years 6 months	2 years 6 months
Share price	$ 0.623		$ 0.901